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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc. (trading pursuant to unlisted trading privileges)

SEC Mail Processing Section DEC 12 2016 Washington DC 412

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

NASDAQ US Broad Dividend Achievers Index

16020196

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

PFM

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, NASDAQ, NYSE MKT

RECEIVED 2016 DEC 12 PM 3:34 SEC / TM

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Associate General Counsel and Assistant Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

[signature]

December 9, 2016

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 12 2016

Martha Redding
Associate General Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

NYSE

SEC
Mail Processing
Section
DEC 12 2016
Washington DC
412

Via Overnight Mail

December 9, 2016

Ms. Claudette Ransom
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: 19b-4(e) – Transmittal

Dear Ms. Ransom:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

Global X MSCI Portugal ETF (PGAL)
Virtus Newfleet Dynamic Credit ETF (BLHY)
KBW Premium Yield Equity REIT Portfolio (KBWY)
DWA Developed Markets Momentum Portfolio (PIZ)
DWA Emerging Markets Momentum Portfolio (PIE)
Golden Dragon China Portfolio (PGJ)
International Dividend Achievers Portfolio (PID)
DWA Basic Materials Momentum Portfolio (PYZ)
DWA Consumer Cyclicals Momentum Portfolio (PEZ)
DWA Consumer Staples Momentum Portfolio (PSL)
DWA Energy Momentum Portfolio (PXI)
DWA Financial Momentum Portfolio (PFI)
DWA Healthcare Momentum Portfolio (PTH)
DWA Industrials Momentum Portfolio (PRN)
DWA Technology Momentum Portfolio (PTF)
DWA Utilities Momentum Portfolio (PUI)
Global Water Portfolio (PIO)
KBW Bank Portfolio (KBWB)
KBW Property & Casualty Insurance Portfolio (KBWP)
KBW Regional Banking Portfolio (KBWR)
Water Resources Portfolio (PHO)
BuyBack Achievers Portfolio (PKW)
DWA Momentum Portfolio (PDP)
DWA NASDAQ Momentum Portfolio (DWAQ)
DWA SmallCap Momentum Portfolio (DWAS)
Dividend Achievers Portfolio (PFM)
High Yield Equity Dividend Achievers Portfolio (PEY)
KBW High Dividend Yield Financial Portfolio (KBWD)

Act: Securities Exchange Act of 1934
Section: 19b-4
Rule: 19b-4(e)
Public Availability: DEC 12 2016

RECEIVED
2016 DEC 12 PM 3:19
SEC / TM

1-30 Laddered Treasury Portfolio (PLW)
Deutsche X-trackers USD High Yield Corporate Bond ETF (HYLB)
Janus SG Global Quality Income ETF (SGQI)
VelocityShares 3x Long Crude Oil ETNs linked to the S&P GSCI Crude Oil Index ER due December 15, 2031 (UWT)
VelocityShares 3x Inverse Crude Oil ETNs linked to the S&P GSCI Crude Oil Index ER due December 15, 2031 (DWT)
The WEAR ETF (WEAR)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures